Inventory	12 Months Ended
Oct. 31, 2022
Inventory

6.	Inventory

The Company’s inventory composition is as follows:

	October 31, 2022	October 31, 2021
	$	$
Raw materials	134,926	22,788
Work in process	2,735,000	2,363,487
Finished goods	261,951	920,037
Ending balance	3,131,877	3,306,312

The cost of inventories, excluding changes in fair value, included as an expense and included in cost of goods sold for the year ended October 31, 2022, was $9,227,439 (2021 - $3,997,617; 2020 - $2,155,507).